Equity - Schedule of the Entity's Quotaholders (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Opening balance	8,595,000.00	8,820,000.00	8,550,000.00
Subscribed	135,000		270,000.00
Transferred		225,000
Cancelled		(225,000.00)
Closing balance	8,730,000.00	8,595,000.00	8,820,000.00
Gilberto Sayao Da Silva [Member]
Disclosure of classes of share capital [line items]
Opening balance		2,412,000.00	2,412,000.00
Transferred		(2,412,000.00)
Closing balance			2,412,000.00
Alessandro Monteiro Morgado Horta [Member]
Disclosure of classes of share capital [line items]
Opening balance		1,206,000.00	1,206,000.00
Transferred		(1,206,000.00)
Closing balance			1,206,000.00
Paulo Fernando Carvalho De Oliveira [Member]
Disclosure of classes of share capital [line items]
Opening balance		1,206,000.00	1,206,000.00
Transferred		(1,206,000.00)
Closing balance			1,206,000.00
Salzburg Empreendimentos E Participaes Ltda [Member]
Disclosure of classes of share capital [line items]
Opening balance	1,206,000.00	1,206,000.00	1,206,000.00
Closing balance	1,206,000.00	1,206,000.00	1,206,000.00
Vinci Partners Participaes Ltda [Member]
Disclosure of classes of share capital [line items]
Opening balance	4,194,000.00
Transferred		4,194,000.00
Closing balance	4,194,000.00	4,194,000.00
Treasury Quotas Holders [Member]
Disclosure of classes of share capital [line items]
Transferred		225,000.00
Cancelled		(225,000.00)
Others Quotaholders [Member]
Disclosure of classes of share capital [line items]
Opening balance	3,195,000.00	2,790,000.00	2,520,000.00
Subscribed	135,000		270,000.00
Transferred		405,000.00
Closing balance	3,330,000.00	3,195,000.00	2,790,000.00